Investments in affiliated companies (Details 3)	12 Months Ended			1 Months Ended				12 Months Ended				1 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended					1 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	May 31, 2013 Beijing CCECEP Badaling Photovoltaic Technology Co., Ltd. USD ($)	May 31, 2013 Beijing CCECEP Badaling Photovoltaic Technology Co., Ltd. CNY	Feb. 28, 2009 Beijing CCECEP Badaling Photovoltaic Technology Co., Ltd. USD ($)	Feb. 28, 2009 Beijing CCECEP Badaling Photovoltaic Technology Co., Ltd. Yingli China CNY	Dec. 31, 2014 Tibetan Yingli CNY	Dec. 31, 2013 Tibetan Yingli CNY	Dec. 31, 2012 Tibetan Yingli CNY	Dec. 31, 2011 Tibetan Yingli CNY	Sep. 30, 2009 Hainan Tianneng Power Co., Ltd. USD ($)	Dec. 31, 2014 Hainan Tianneng Power Co., Ltd. CNY	Dec. 31, 2013 Hainan Tianneng Power Co., Ltd. CNY	Dec. 31, 2012 Hainan Tianneng Power Co., Ltd. CNY	Dec. 31, 2011 Hainan Tianneng Power Co., Ltd. CNY	Sep. 30, 2009 Hainan Tianneng Power Co., Ltd. Yingli China CNY	Dec. 31, 2011 Hainan Tianneng Power Co., Ltd. Yingli China CNY	Dec. 31, 2012 Hainan Tianneng Power Co., Ltd. Yingli China	Jul. 31, 2013 Hainan Tianneng Power Co., Ltd. Yingli Hainan CNY	Jun. 30, 2013 Hainan Tianneng Power Co., Ltd. Yingli Hainan CNY	Dec. 31, 2014 Hainan Tianneng Power Co., Ltd. Yingli Hainan	Dec. 31, 2013 Hainan Tianneng Power Co., Ltd. Yingli Hainan	Feb. 28, 2010 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. USD ($)	Dec. 31, 2014 Beijing Jingyi Green Energy Power System Engineering Co., Ltd.	Jul. 31, 2011 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. Yingli China CNY	Feb. 28, 2010 Beijing Jingyi Green Energy Power System Engineering Co., Ltd. Yingli China CNY	Dec. 31, 2013 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. CNY	Dec. 31, 2012 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. CNY	Dec. 31, 2011 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. CNY	Dec. 31, 2014 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. Yingli Beijing CNY	Sep. 30, 2011 Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. Yingli Beijing CNY	Nov. 30, 2012 Guokai Siyuan (Beijing) Investment Fund Co., Ltd. USD ($)	Nov. 30, 2012 Guokai Siyuan (Beijing) Investment Fund Co., Ltd. CNY	Dec. 31, 2014 Guokai Siyuan (Beijing) Investment Fund Co., Ltd.	Dec. 31, 2014 Sailing Fund CNY	Dec. 31, 2014 Sailing Fund Yingli China USD ($)	Dec. 31, 2014 Sailing Fund Yingli China CNY	Dec. 31, 2014 Sailing Fund Shanghai Sailing
Investment in affiliates disclosures
Other entities, number						$ 2						$ 2												$ 2									$ 20
Payment for affiliate	209,792,000	51,594,000	150,000,000				600,000										6,000,000	20,362,000		12,000	40,000					1,875,000	10,000,000					1,470,000		150,000,000			24,659,000	153,000,000
Percentage ownership, cost method investment							10.00%																		10.00%		10.00%						4.76%	4.76%	2.97%
Proceeds from disposal of affiliate				97,000	600,000																										1,941,000
Percentage ownership, equity method investment											50.00%		27.66%	27.66%			20.00%		11.45%	18.31%		9.35%	9.35%									49.00%				50.80%	50.80%	50.80%	49.20%
Impairment loss on equity investment								0	0	0	8,720,000
Investment in affiliated companies under the equity method								0	0	0			51,724,000	52,460,000	9,073,000	11,182,000												1,941,000	1,693,000	1,470,000						152,910,000
Period of operation of investee																																	10 years	10 years
Capital size of fund																																				1,004,000,000